GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of goodwill and intangible assets [Abstract]
Goodwill and other intangible assets (see Note 13)	$ 19,212
Property, plant and equipment (see Note 12)	6,112
Prepayments (see Note 17)	1,608	$ 1,651
Total impairment loss	$ 26,932